Leases - 10K - Lease Expense (Details) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 15, 2023	Oct. 09, 2022	Oct. 15, 2023	Oct. 09, 2022	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021
Leases [Abstract]
Operating lease cost	$ 3,545	$ 3,037	$ 3,878	$ 5,799	$ 14,199	$ 12,381	$ 11,211
Variable lease cost					3,616	(1,995)	1,926
Short-term lease cost					43	223	139
Total lease cost	$ 5,115	$ 4,613	$ 6,748	$ 8,932	$ 17,858	$ 10,609	$ 13,276